VLCC acquisition	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VLCC ACQUISITION [Text Block]
NOTE 4: VLCC ACQUISITION
On September 10, 2010, Navios Acquisition consummated the VLCC Acquisition for $134,270 of cash and the issuance of 1,894,918 shares of common stock having a fair value of $10,745 (of which 1,378,122 shares were deposited into one-year escrow to provide for indemnity and other claims). The 1,894,918 shares were valued using the opening price of the stock on the date of the acquisition of $5.67.
    Transaction costs amounted to $8,019 and have been fully expensed. Transaction costs include $5,619, which is the fair value of the 3,000 preferred shares, issued to a third party on September 17, 2010, as a compensation for consulting services (see note 19).
    On November 4, 2011 a total of 1,160,963 shares of common stock were released to the sellers and the remaining 217,159 were returned to Navios Acquisition in settlement of claims relating to representations and warranties attributable to the sellers.  The returned shares were cancelled on December 30, 2011.

   The VLCC Acquisition contributed revenues of $26,592 and net loss of ($8,838) to Navios Acquisition for the year ended December 31, 2010.
   The VLCC Acquisition was treated as a business combination and the following table summarizes the consideration paid and the fair value of assets and liabilities assumed on September 10, 2010 and as further adjusted for the release of the escrow shares:

VLCC Acquisition

Purchase price:
Cash consideration	$134,270
Equity issuance	9,513

Total purchase price	143,783

Fair value of assets and liabilities acquired:
Vessels	419,500
Deposits for vessel acquisition	62,575
Favorable lease terms	57,070
Current assets including cash of $32,232	35,716
Current liabilities	(16,387)
Long-term debt assumed (including current portion)	(410,451)
Unfavorable lease terms	(5,819)

Fair value of net assets acquired	142,204

Goodwill	$1,579

     The acquired intangible assets and liabilities, listed below, as determined at the acquisition date and where applicable, are amortized under the straight line method over the periods indicated below:

	Weighted
	average
	amortization	Amortization per
	(years)	year
Favorable lease terms	12.5	$(4,566)
Unfavorable lease terms	8.5	683
     The following is a summary of the acquired identifiable intangible assets:

Gross Amount
Description
Favorable lease terms	$57,070
Unfavorable lease terms	(5,819)

Total	$51,251